Schedule of Anti-dilutive Securities Excluded from Earnings Per Share (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Resulting Common Shares	100,089,456	109,876,302
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity	259,250	259,250
Potentially Dilutive Security Stated Value Per Share
Potentially Dilutive Security Total Value or Stated Value
Potentially Dilutive Security Assumed Conversion Price
Potentially Dilutive Security Resulting Common Shares	259,250	259,250
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity	21,984,266	21,984,266
Potentially Dilutive Security Stated Value Per Share			[1]
Potentially Dilutive Security Total Value or Stated Value
Potentially Dilutive Security Assumed Conversion Price			[1]
Potentially Dilutive Security Resulting Common Shares	21,984,266	21,984,266
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity	273,129	256,117
Potentially Dilutive Security Stated Value Per Share	$ 10	$ 10	[1]
Potentially Dilutive Security Total Value or Stated Value	$ 2,731,290	$ 2,561,170
Potentially Dilutive Security Assumed Conversion Price	0.175%	0.175%	[1]
Potentially Dilutive Security Resulting Common Shares	15,607,371	14,635,257
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity	1,458	1,439
Potentially Dilutive Security Stated Value Per Share	$ 1,080	$ 1,080	[1]
Potentially Dilutive Security Total Value or Stated Value	$ 1,574,640	$ 1,554,120
Potentially Dilutive Security Assumed Conversion Price	0.50%	0.50%	[1]
Potentially Dilutive Security Resulting Common Shares	3,149,280	3,108,240
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity	7,630	7,630
Potentially Dilutive Security Stated Value Per Share	$ 1,111	$ 1,111	[1]
Potentially Dilutive Security Total Value or Stated Value	$ 8,476,930	$ 8,476,930
Potentially Dilutive Security Assumed Conversion Price	0.50%	0.50%	[1]
Potentially Dilutive Security Resulting Common Shares	16,953,860	16,953,860
Series B Preferred Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity	5,000	10,000
Potentially Dilutive Security Stated Value Per Share	$ 1,080	$ 1,080	[1]
Potentially Dilutive Security Total Value or Stated Value	$ 5,400,000	$ 10,800,000
Potentially Dilutive Security Assumed Conversion Price	0.50%	0.50%	[1]
Potentially Dilutive Security Resulting Common Shares	10,800,000	21,600,000
Secured Convertible Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity
Potentially Dilutive Security Stated Value Per Share			[1]
Potentially Dilutive Security Total Value or Stated Value	$ 4,993,700	$ 4,993,700
Potentially Dilutive Security Assumed Conversion Price	0.175%	0.175%	[1]
Potentially Dilutive Security Resulting Common Shares	28,535,429	28,535,429
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity
Potentially Dilutive Security Stated Value Per Share			[1]
Potentially Dilutive Security Total Value or Stated Value	$ 1,400,000	$ 1,400,000
Potentially Dilutive Security Assumed Conversion Price	0.50%	0.50%	[1]
Potentially Dilutive Security Resulting Common Shares	2,800,000	2,800,000

[1]	As of December 31, 2022